Share-based payments - Schedule of Assumptions Used for Calculating Benefit Plans (Details)	12 Months Ended
Dec. 31, 2024 £ / shares
SAYE
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate (in percent)	3.58%
Weighted average expected life (in years)	3 years 3 months 18 days
Weighted average expected volatility (in percent)	25.00%
Weighted average expected dividend yield (in percent)	6.00%
Weighted average share price (in GBP per share)	£ 0.58
Weighted average exercise price (in GBP per share)	£ 0.52
Executive Option Plans
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate (in percent)	4.43%
Weighted average expected life (in years)	1 year 7 months 6 days
Weighted average expected volatility (in percent)	24.00%
Weighted average expected dividend yield (in percent)	7.00%
Weighted average share price (in GBP per share)	£ 0.52
Weighted average exercise price (in GBP per share)	£ 0
Executive Share Plans
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate (in percent)	4.35%
Weighted average expected life (in years)	1 year 3 months 18 days
Weighted average expected volatility (in percent)	23.00%
Weighted average expected dividend yield (in percent)	7.00%
Weighted average share price (in GBP per share)	£ 0.56
Weighted average exercise price (in GBP per share)	£ 0
Long Term Share Plan
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate (in percent)	4.07%
Weighted average expected life (in years)	4 years 4 months 24 days
Weighted average expected volatility (in percent)	29.00%
Weighted average expected dividend yield (in percent)	7.00%
Weighted average share price (in GBP per share)	£ 0.48
Weighted average exercise price (in GBP per share)	£ 0